Dividends - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Summary Of Dividends [Line Items]
Dividends declared before financial statements authorised for issue (GBP per share)	£ 0.1940
Dividends declared before financial statements authorised for issue	£ 716
Final dividend
Summary Of Dividends [Line Items]
Cash dividend paid (in GBP per share)		£ 0.3760	£ 0.3376
Cash dividend paid		£ 1,325	£ 1,119
Scrip dividend		£ 56	£ 114